OPERATING SEGMENTS - Information about Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	$ 6,775.2	$ 6,684.8
Assets	8,382.7	8,422.8
Liabilities	3,179.5	3,250.5
Additions other than through business combinations, property, plant and equipment	384.6	273.7
Property, plant and equipment (Note 22)	6,775.2	6,684.8
Assets	8,382.7	8,422.8
Liabilities	3,179.5	3,250.5
Additions other than through business combinations, property, plant and equipment	384.6	273.7
Operating segments | Canadian Malartic Corporation [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	1,013.9	1,059.5
Assets	1,613.5	1,638.1
Liabilities	466.4	458.3
Additions other than through business combinations, property, plant and equipment	135.0	74.8
Property, plant and equipment (Note 22)	1,013.9	1,059.5
Assets	1,613.5	1,638.1
Liabilities	466.4	458.3
Additions other than through business combinations, property, plant and equipment	135.0	74.8
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	926.2	897.7
Assets	973.4	936.4
Liabilities	287.5	273.1
Additions other than through business combinations, property, plant and equipment	49.3	43.4
Property, plant and equipment (Note 22)	926.2	897.7
Assets	973.4	936.4
Liabilities	287.5	273.1
Additions other than through business combinations, property, plant and equipment	49.3	43.4
Operating segments | Cerro Moro [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	419.2	457.8
Assets	507.9	550.0
Liabilities	87.0	79.2
Additions other than through business combinations, property, plant and equipment	46.6	48.9
Property, plant and equipment (Note 22)	419.2	457.8
Assets	507.9	550.0
Liabilities	87.0	79.2
Additions other than through business combinations, property, plant and equipment	46.6	48.9
Operating segments | El Peñón [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	1,081.2	1,111.0
Assets	1,139.4	1,168.0
Liabilities	384.0	407.3
Additions other than through business combinations, property, plant and equipment	58.0	47.8
Property, plant and equipment (Note 22)	1,081.2	1,111.0
Assets	1,139.4	1,168.0
Liabilities	384.0	407.3
Additions other than through business combinations, property, plant and equipment	58.0	47.8
Operating segments | Minera Florida Ltda.
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	295.3	296.1
Assets	327.8	322.2
Liabilities	96.6	108.6
Additions other than through business combinations, property, plant and equipment	44.3	39.5
Property, plant and equipment (Note 22)	295.3	296.1
Assets	327.8	322.2
Liabilities	96.6	108.6
Additions other than through business combinations, property, plant and equipment	44.3	39.5
Operating segments | Corporate And Other1 [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	3,039.4	2,862.7
Assets	3,820.7	3,808.1
Liabilities	1,858.0	1,924.0
Additions other than through business combinations, property, plant and equipment	51.3	19.3
Property, plant and equipment (Note 22)	3,039.4	2,862.7
Assets	3,820.7	3,808.1
Liabilities	1,858.0	1,924.0
Additions other than through business combinations, property, plant and equipment	51.3	19.3
Aqua Rica | Investment property under construction or development
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)		1,856.4
Liabilities		(429.2)
Property, plant and equipment (Note 22)		1,856.4
Liabilities		(429.2)
Minera Agua Rica Alumbrera Ltd. | Investment property under construction or development
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	1,883.4
Assets	2,134.7	2,109.7
Liabilities	(549.3)
Property, plant and equipment (Note 22)	1,883.4
Assets	2,134.7	$ 2,109.7
Liabilities	$ (549.3)